AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS

December 31, 2022

(unaudited)

Principal Amount	General Obligation Bonds (5.7%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Bowling Green, Kentucky
$1,605,000	2.000%, 09/01/44 Series 2021A	Aa1/NR/NR	$1,017,923

	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,665,196

	Louisville/Jefferson County, Kentucky Metro Government
2,000,000	4.000%, 04/01/35 Series 2022A	Aa1/NR/AAA	2,090,280

	Newport, Kentucky
620,000	2.000%, 02/01/38 Series 2021 AGMC Insured	NR/AA/NR	450,349

	Rowan County, Kentucky
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	860,893
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	889,601

	Warren County, Kentucky
695,000	1.750%, 12/01/35 Series 2020	Aa1/NR/NR	522,911
	Total General Obligation Bonds		9,497,153

	Revenue Bonds (88.4%)
	State Agency (26.1%)
	Kentucky Asset & Liability Commission Federal Highway Notes
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,026,080
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,062,580
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,049,280

	Kentucky Rural Water Finance Corp.
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/A+/NR	240,216
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/A+/NR	255,247
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/A+/NR	290,264
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/A+/NR	245,225
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/A+/NR	315,299
175,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	175,103
100,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	100,058
120,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	120,083
125,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	125,078
130,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	130,077
140,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	140,081
265,000	2.000%, 02/01/35 Series 2020I	NR/A+/NR	213,725
475,000	2.000%, 02/01/36 Series 2020I	NR/A+/NR	367,622
280,000	2.000%, 02/01/37 Series 2020I	NR/A+/NR	207,248
615,000	3.000%, 08/01/31 Series 2021D	NR/A+/NR	590,449
625,000	3.000%, 08/01/32 Series 2021D	NR/A+/NR	594,975
580,000	3.000%, 08/01/33 Series 2021D	NR/A+/NR	543,553

	Kentucky State Office Building COP
2,250,000	4.000%, 04/15/27	A1/NR/NR	2,335,838
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,718,015

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State Agency (continued)
	Kentucky State Property and Buildings Commission
$625,000	4.000%, 04/01/26 Project 105	A1/A-/A+	$626,863
655,000	4.000%, 04/01/27 Project 105	A1/A-/A+	656,801
3,000,000	5.000%, 08/01/33 Project 108	A1/A-/A+	3,121,800
5,000,000	5.000%, 08/01/32 Project 110	A1/A-/A+	5,211,800
2,040,000	5.000%, 11/01/27 Project 112	A1/A-/A+	2,187,451
1,425,000	5.000%, 11/01/28 Project 112	A1/A-/A+	1,527,472
2,500,000	5.000%, 02/01/31 Project 112	A1/A-/A+	2,641,950
1,400,000	4.000%, 10/01/30 Project 114	A1/A-/A+	1,446,298
1,000,000	5.000%, 04/01/29 Project 115	A1/A-/A+	1,081,630
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/A+	2,165,620
500,000	5.000%, 05/01/36 Project 117	A1/NR/A+	532,460
1,490,000	5.000%, 05/01/24 Project 119	A1/A-/A+	1,531,631
1,015,000	5.000%, 05/01/25 Project 119	A1/A-/A+	1,060,949
1,000,000	5.000%, 02/01/28 Project 121	A1/NR/A+	1,095,310
1,000,000	5.000%, 05/01/33 Project 126	A1/NR/A+	1,152,370
3,000,000	5.000%, 06/01/33 Project 127A	A1/NR/A+	3,456,840
	Total State Agency		43,343,341

	Airports (3.9%)
	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,086,374
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,374,476
1,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	1,933,203
	Total Airports		6,394,053

	City (1.1%)
	River City Parking Authority of River City, Inc., Kentucky First Mortgage Refunding
780,000	2.000%, 12/01/33 Series 2021A	Aa3/AA-/NR	640,177
800,000	2.000%, 12/01/34 Series 2021A	Aa3/AA-/NR	636,328
810,000	2.000%, 12/01/35 Series 2021A	Aa3/AA-/NR	620,160
	Total City		1,896,665

	City & County (0.5%)
	Louisville & Jefferson County Visitors & Convention Commission (Kentucky International Convention Center Expansion Project)
1,000,000	3.125%, 06/01/41 Series 2016	Aa3/A/NR	829,780

	Excise Tax (1.0%)
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation) Subordinate
1,585,000	5.000%, 09/01/27 Series 2018B	A3/NR/NR	1,711,023

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Healthcare (6.3%)
	City of Ashland, Kentucky, Medical Center (King's Daughter)
$460,000	5.000%, 02/01/31 Series 2019	Baa1/BBB+/A-	$488,594
450,000	5.000%, 02/01/32 Series 2019	Baa1/BBB+/A-	476,852
2,600,000	3.000%, 02/01/40 Series 2019 AGMC Insured	A1/AA/A-	2,053,818

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
2,710,000	5.000%, 10/01/27 Series A	NR/A/A+	2,735,881
3,500,000	5.000%, 10/01/31 Series A	NR/A/A+	3,660,055

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
355,000	4.250%, 05/01/23 Series 2012	NR/BBB+/NR	355,895

	Warren County, Kentucky, Warren County Community Hospital Corp.
680,000	4.000%, 10/01/29	NR/AA-/NR	680,408
	Total Healthcare		10,451,503

	Higher Education (13.6%)
	Boyle County, Kentucky Educational Facilities Refunding (Centre College)
2,050,000	5.000%, 06/01/28 Series 2017	A3/A/NR	2,196,698
1,000,000	5.000%, 06/01/29 Series 2017	A3/A/NR	1,071,340

	Eastern Kentucky University General Receipts
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,347,723
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	891,306

	Kentucky Bond Development Corp. Educational Facilities, City of Danville (Centre College)
305,000	4.000%, 06/01/34 Series 2021	A3/A/NR	306,302

	Kentucky Bond Development Corp. Educational Facilities Revenue Refunding, City of Stamping Ground (Transylvania University Project)
645,000	3.000%, 03/01/38 Series 2021A	NR/A-/NR	526,346

	Kentucky Bond Development Corp. Industrial Building Revenue, City of Stamping Ground (Transylvania University Project)
510,000	4.000%, 03/01/33 Series 2019B	NR/A-/NR	516,003
610,000	4.000%, 03/01/34 Series 2019B	NR/A-/NR	613,928

	Kentucky State University COP
300,000	4.000%, 11/01/34 Series 2021 BAMI Insured	NR/AA/NR	315,690
310,000	4.000%, 11/01/36 Series 2021 BAMI Insured	NR/AA/NR	317,738
740,000	4.000%, 11/01/38 Series 2021 BAMI Insured	NR/AA/NR	733,125

	Louisville & Jefferson County, Kentucky Metropolitan Government College Improvement (Bellarmine University Project)
2,270,000	5.000%, 05/01/33	Ba1/NR/NR	2,198,223

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Morehead State University, Kentucky General Receipts
$1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	$1,041,570
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,022,190

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	1,907,868
1,230,000	3.000%, 09/01/35 Series 2022A	A1/NR/NR	1,110,653

	Northern Kentucky University, Kentucky General Receipts
990,000	3.000%, 09/01/40 Series A AGMC Insured	A1/AA/NR	798,653

	University of Kentucky COP
1,000,000	4.000%, 05/01/39 2011 Series 2019A	Aa3/AA/NR	1,011,760

	University of Kentucky, Kentucky General Receipts
2,715,000	3.000%, 04/01/39 Series A	Aa2/AA+/NR	2,361,426

	University of Louisville, Kentucky General Receipts
1,235,000	3.000%, 09/01/32 Series 2021B BAMI Insured	A1/AA/NR	1,179,413
1,275,000	3.000%, 09/01/33 Series 2021B BAMI Insured	A1/AA/NR	1,200,884
	Total Higher Education		22,668,839

	Housing (2.4%)
	Kentucky Housing Corp. Multifamily (Churchill Park)
3,000,000	4.650%, 05/01/25 144A	NR/NR/NR*	2,999,820

	Kentucky Housing Multifamily Mortgage Revenue
1,010,000	5.000%, 06/01/35 AMT (mandatory put 6/01/23)	NR/NR/NR*	1,011,303
	Total Housing		4,011,123

	Local Public Property (6.3%)
	Jefferson County, Kentucky Capital Projects
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,952,145
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,645,920
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	A1/NR/AA+	1,073,852

	Kentucky Association of Counties Finance Corp. Financing Program
515,000	4.000%, 02/01/25	NR/AA-/NR	515,443
30,000	4.250%, 02/01/24 Series A	NR/AA-/NR	30,022
345,000	5.000%, 02/01/24 Series B	NR/AA-/NR	351,631
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	379,892
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	408,139
380,000	3.000%, 02/01/30 Series C	NR/AA-/NR	375,398
460,000	3.000%, 02/01/32 Series D	NR/AA-/NR	440,767
470,000	3.000%, 02/01/33 Series D	NR/AA-/NR	444,357
1,210,000	3.000%, 02/01/38 Series E	NR/AA-/NR	1,028,064

	Kentucky Bond Corp. Financing Program
575,000	2.000%, 02/01/37 First Series A	NR/AA-/NR	411,579
590,000	2.000%, 02/01/38 First Series A	NR/AA-/NR	412,699
600,000	2.000%, 02/01/39 First Series A	NR/AA-/NR	409,398
730,000	3.000%, 02/01/41 Series F	NR/AA-/NR	587,044
	Total Local Public Property		10,466,350

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School Building (15.4%)
	Beechwood, Kentucky Independent School District Finance Corp.
$645,000	4.000%, 08/01/31 Series 2022	A1/NR/NR	$671,845

	Bullitt County, Kentucky School District Finance Corp.
970,000	1.875%, 12/01/36 Series 2020	A1/NR/NR	738,413

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,133,110

	Hopkins County, Kentucky School District Finance Corp.
1,500,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	1,065,495

	Jefferson County, Kentucky School District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	840,420
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,110,733
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,024,280
1,655,000	4.000%, 11/01/29 Series C	Aa3/AA-/NR	1,671,500

	Kenton County, Kentucky School District Finance Corp.
2,040,000	3.000%, 02/01/31 Series 2022	A1/NR/NR	1,974,394

	Lewis County, Kentucky School District Finance Corp.
1,600,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	1,161,392

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	589,128
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	628,702

	Scott County, Kentucky School District Finance Corp. School Building
2,000,000	4.000%, 02/01/32	Aa3/NR/NR	2,106,220

	Shelby County, Kentucky School District Finance Corp. School Building
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,316,672
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,527,254
	Total School Building		25,559,558

	Student Loan (2.3%)
	Kentucky Higher Education Student Loan
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	408,384
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	629,790
500,000	4.000%, 06/01/34 Senior Series A AMT	NR/A/A	480,480
750,000	5.000%, 06/01/28 Senior Series 2019A-1 AMT	NR/A/A	795,330
1,000,000	5.000%, 06/01/28 Senior Series 2021A-1 AMT	NR/A/A	1,057,940
350,000	5.000%, 06/01/31 Senior Series 2021A-1 AMT	NR/A/A	374,619
	Total Student Loan		3,746,543

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Turnpike/Highway (7.0%)
	Kentucky State Turnpike Authority
$4,030,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	$4,220,498
1,200,000	5.000%, 07/01/31 Series A	Aa3/NR/NR	1,392,480
1,715,000	5.000%, 07/01/31 Series B	Aa3/A-/NR	1,827,710
2,925,000	5.000%, 07/01/33 Series B	Aa3/A-/NR	3,114,248
900,000	5.000%, 07/01/28 Series 2022B	Aa3/NR/NR	998,964
	Total Turnpike/Highway		11,553,900

	Utilities (2.5%)
	Boone County, Kentucky Pollution Control
1,000,000	3.700%, 08/01/27 Series 2008A	Baa1/BBB+/NR	986,320

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	1,978,483

	Murray, Kentucky Electric Plant Board
1,380,000	3.000%, 12/01/35 Series 2021 AGMC Insured	A1/AA/NR	1,250,542
	Total Utilities		4,215,345
	Total Revenue Bonds		146,848,023

	Pre-Refunded\ Escrowed to Maturity Bonds (3.7%)††
	Pre-Refunded Revenue Bonds\ Escrowed to Maturity Bonds (3.7%)
	Healthcare (3.7%)
	Hardin County, Kentucky, Hardin Memorial Hospital
675,000	5.500%, 08/01/23 AGMC Insured ETM	A1/AA/NR	684,416
500,000	5.250%, 08/01/24 AGMC Insured	A1/AA/NR	506,265

	Warren County, Kentucky, Warren County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/AA-/NR	4,999,179
	Total Pre-Refunded\ Escrowed to Maturity Bonds		6,189,860
	Total Municipal Bonds (cost $170,374,846)		162,535,036

Shares	Short-Term Investment (1.3%)
2,085,380	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 4.17%** (cost $2,085,380)	Aaa-mf/AAAm/NR	2,085,380

	Total Investments (cost $172,460,226-note b)	99.1%	164,620,416
	Other assets less liabilities	0.9	1,528,592
	Net Assets	100.0%	$166,149,008

		Percent of
	Portfolio Distribution By Quality Rating	Investments†
	AAA of Fitch	1.3%
	Pre-refunded bonds\ ETM bonds††	3.8
	Aa of Moody's or AA of S&P or Fitch	39.4
	A of Moody's or S&P or Fitch	50.8
	Baa of Moody's or BBB of S&P	0.8
	Ba1 of Moody's	1.4
	Not Rated*	2.5
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.
Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2022, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $172,460,226 amounted to of $7,839,810, which consisted of aggregate gross unrealized appreciation of $423,411 and aggregate gross unrealized depreciation of $8,263,221.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2022:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices - Short-Term Investment	$2,085,380
Level 2 – Other Significant Observable Inputs - Municipal Bonds	162,535,036
Level 3 – Significant Unobservable Inputs	—
Total	$164,620,416

+ See schedule of investments for a detailed listing of securities.